February 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

                Re:          Schedule 14C Information Statement relating to The Prudential Series Fund

To the Securities and Exchange Commission:

Attached on behalf of the SP Mid Cap Growth Portfolio of The Prudential Series Fund, a Delaware statutory trust (the “Fund”), for filing pursuant to Rule 14c-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), please find the Fund’s preliminary Schedule 14C Information Statement in connection with approval by the Fund’s Board, at a meeting held June 19-21, 2007, of new subadvisory arrangements between Neuberger Berman Management, Inc. and the Fund’s investment manager, Prudential Investments LLC (“PI”).

The Fund is furnishing an information statement to their shareholders in lieu of a proxy statement in reliance on an exemptive order (the “Order”) issued by the Securities and Exchange Commission to Prudential Mutual Fund Management, Inc., PI’s predecessor (Rel. No. IC-22215) that authorized PI’s predecessor to enter into new subadvisory agreements with firms not affiliated with PI for portfolios advised by PI subject to the conditions of the Order.

Please direct all comments to the undersigned at (973) 367-1495.

Very truly yours,

/s/ Katherine P. Feld
Katherine P. Feld